UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Amiya Capital LLP

Address:  26-28 Mount Row
          London, W1K 3SQ
          United Kingdom

13F File Number: 028-14248

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ian Mukherjee
Title:  Managing Member
Phone:  + 44 (0)207 647 1732

Signature, Place and Date of Signing:


 /s/ Ian Mukherjee         London, United Kingdom            May 16, 2011
-------------------     ---------------------------      --------------------
     [Signature]               [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $100,347
                                         (thousands)


List of Other Included Managers:

No.      Form 13F File Number      Name

(1)      028-14249                 Amiya GEO Master Fund Limited


                                                  FORM 13F INFORMATION TABLE

COLUMN 1                  COLUMN  2      COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                          TITLE                     VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
NAME OF ISSUER            OF CLASS       CUSIP      (X$1000)  PRN AMT   PRN CALL   DISCRETION     MANAGERS  SOLE    SHARED  NONE

APPLE INC                 COM            037833100    9,702    27,840              Shared-Defined  (1)      27,840
E M C CORP MASS           COM            268648102   21,062   793,000              Shared-Defined  (1)     793,000
OIL SVC HOLDRS TR         DEPOSTRY RCPT  678002106   15,466    94,100              Shared-Defined  (1)      94,100
SUNCOR ENERGY INC NEW     COM            867224107   33,123   738,700              Shared-Defined  (1)     738,700
UNITED TECHNOLOGIES CORP  COM            913017109   20,993   248,000              Shared-Defined  (1)     248,000







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